FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments [Table Text Block]
The interest rate swaps are not designated as hedges and are summarized as at December 31, 2015 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
18,958	June 2013	June 2020	1.4025%
56,167	September 2013	September 2020	1.5035%
94,820	December 2013	December 2020	1.6015%
18,178	March 2014	March 2021	1.6998%
18,521	June 2014	June 2021	1.7995%
18,864	September 2014	September 2021	1.9070%
225,508

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2015 and 2014 are as follows:

	2015		2014
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	264,524	264,524	235,801	235,801
Restricted cash	368	368	35,800	35,800
Liabilities:
Floating rate debt	806,456	806,456	517,575	517,575

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2015 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	264,524	264,524	—	—
Restricted cash	368	368	—	—
Liabilities:
Floating rate debt	806,456	—	806,456	—

(in thousands of $)	2014 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	235,801	235,801	—	—
Restricted cash	35,800	35,800	—	—
Liabilities:
Floating rate debt	517,575	—	517,575	—